Employee Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 25	$ 46	$ 47
The Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	44	58	56
Nonvested awards, compensation cost not yet recognized	$ 56
Nonvested awards, period for recognition	1 year 7 months 24 days
The Omnibus Plan | Restricted Stock | FNF Group Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock awards granted	$ 31	29	21
Fair value of restricted stock awards vested	$ 38	$ 25	$ 35